Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 13, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000027719
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 40,573	$ 40,650	$ 39,789	$ 38,897	$ 39,143	$ 36,989	$ 35,035	$ 36,435	$ 35,758	$ 33,674	$ 33,089	$ 31,891		$ 28,798	$ 29,136	$ 30,671	$ 30,914	$ 30,150	$ 28,305	$ 27,666	$ 27,357	$ 25,858	$ 26,101	$ 24,271	$ 26,170	$ 25,132	$ 23,777	$ 26,205	$ 27,450	$ 24,485	$ 26,459	$ 27,119	$ 30,297	$ 29,121	$ 30,448	$ 33,076	$ 31,899	$ 31,736	$ 29,372	$ 31,275	$ 30,256	$ 29,243	$ 27,858	$ 28,343	$ 26,592	$ 25,877	$ 25,787	$ 26,097	$ 24,988	$ 22,855	$ 23,568	$ 24,491	$ 22,785	$ 21,283	$ 20,716	$ 19,490	$ 17,157	$ 19,172	$ 20,705	$ 20,241	$ 19,761	$ 19,063	$ 18,732	$ 18,630	$ 18,707	$ 18,345	$ 17,220	$ 18,096	$ 17,184	$ 16,680	$ 16,074	$ 14,933	$ 16,288	$ 16,006	$ 17,315	$ 17,162	$ 16,431	$ 15,802	$ 15,645	$ 15,067	$ 15,086	$ 15,382	$ 15,904	$ 15,062	$ 14,997	$ 14,520	$ 14,061	$ 13,947	$ 13,755	$ 13,466	$ 13,523	$ 13,165	$ 12,859	$ 12,710	$ 12,150	$ 11,809	$ 11,619	$ 11,463	$ 11,834	$ 11,817	$ 11,862	$ 11,479	$ 11,401	$ 11,125	$ 11,179	$ 10,499	$ 10,499	$ 10,866	$ 10,962	$ 10,851	$ 10,059	$ 10,243	$ 10,862	$ 10,464	$ 10,718	$ 10,512	$ 10,567	$ 10,711	$ 10,095	$ 10,302	$ 10,369	$ 10,000
C000246257
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,882	13,035	12,862	12,568	11,772	11,808	11,501	12,146	11,517	11,080	11,347	10,570	$ 10,000
C000027723
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 27,911	28,152	27,776	27,353	26,702	26,291	25,539	27,189	26,443	25,392	25,539	24,138		21,923	22,750	23,858	24,291	23,644	22,071	22,723	22,789	22,454	22,975	21,692	22,819	21,620	19,974	21,711	22,615	20,313	21,695	22,136	24,201	23,830	24,357	27,224	25,870	26,553	25,160	26,544	26,080	25,231	24,486	24,892	23,700	23,186	22,802	22,816	21,821	19,896	20,076	20,538	20,059	18,403	18,129	16,739	14,874	17,188	18,574	18,442	18,193	17,595	17,483	17,487	17,740	17,575	16,416	17,046	16,204	15,839	14,917	13,726	15,063	14,692	15,985	15,982	15,335	14,903	14,623	14,314	14,423	14,369	14,881	14,350	14,241	13,725	13,430	13,057	13,023	12,962	12,884	12,657	12,446	12,382	11,907	11,632	11,523	11,156	11,536	11,584	11,639	11,249	11,146	10,950	10,846	10,235	10,032	10,489	10,737	10,702	10,124	10,390	10,835	10,642	10,734	10,550	10,725	10,773	10,165	10,349	10,353	10,000
C000027721
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 23,034	23,302	22,970	22,471	21,519	21,551	21,042	21,968	21,053	20,599	20,506	19,448		18,212	18,820	19,655	20,203	19,555	18,493	19,612	19,524	19,774	20,525	20,010	20,758	19,626	17,666	19,440	19,920	18,913	20,466	19,995	21,001	20,173	20,442	20,620	19,346	19,975	19,042	19,773	19,422	19,257	19,557	19,039	18,401	17,049	16,301	16,534	16,243	14,464	14,701	14,962	14,534	13,978	13,995	13,671	12,356	14,451	15,906	16,390	16,088	15,670	15,525	15,018	15,200	15,087	14,187	14,938	14,624	14,483	13,912	13,219	14,325	13,667	14,281	14,199	14,036	13,409	13,291	13,156	13,095	13,399	14,027	13,642	13,417	12,867	12,848	12,388	12,496	12,283	12,100	12,238	12,269	12,476	12,029	12,087	11,868	11,160	11,280	11,361	11,465	11,210	10,945	10,772	10,577	9,925	9,870	10,137	10,340	10,288	9,465	9,626	10,113	10,100	10,327	10,304	10,195	10,352	9,919	10,231	10,182	10,000
C000027729
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,050	12,338	12,163	11,974	11,760	11,626	11,446	11,723	11,611	11,744	11,745	11,307		10,850	11,007	11,261	11,307	11,296	11,329	11,452	11,357	11,128	11,373	11,020	11,017	10,692	10,840	11,317	11,571	11,329	11,501	11,497	11,881	12,201	12,366	12,624	12,655	12,636	12,641	12,742	12,764	12,640	12,546	12,483	12,366	12,484	12,638	12,694	12,631	12,437	12,494	12,489	12,556	12,321	12,141	11,990	11,673	12,281	12,101	11,851	11,865	11,865	11,830	11,898	11,630	11,591	11,440	11,261	11,224	11,013	10,990	10,876	10,733	10,699	10,789	10,838	10,776	10,758	10,793	10,725	10,801	10,751	10,845	10,941	10,885	10,895	10,862	10,905	10,813	10,753	10,760	10,656	10,569	10,583	10,506	10,466	10,429	10,636	10,681	10,683	10,671	10,586	10,406	10,393	10,309	10,178	10,135	10,067	10,132	10,149	10,155	10,096	10,118	10,079	10,174	10,189	10,210	10,172	10,247	10,056	10,059	10,000
C000027717
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,530	11,683	11,591	11,505	11,421	11,273	11,345	11,453	11,475	11,466	11,507	11,251		10,638	10,753	11,065	11,199	11,186	11,105	11,234	11,282	11,057	11,324	11,059	11,018	10,571	10,634	11,015	11,264	10,996	11,165	10,994	11,318	11,607	11,644	11,926	11,917	11,854	11,874	11,959	11,980	11,911	11,896	11,882	11,826	11,771	11,908	11,900	11,875	11,779	11,812	11,815	11,858	11,742	11,748	11,429	11,498	11,694	11,577	11,408	11,384	11,376	11,368	11,445	11,311	11,239	11,196	11,073	11,052	10,935	10,880	10,803	10,675	10,553	10,612	10,664	10,661	10,641	10,637	10,546	10,587	10,557	10,593	10,701	10,601	10,653	10,624	10,676	10,618	10,560	10,599	10,465	10,402	10,383	10,331	10,296	10,223	10,539	10,617	10,662	10,655	10,658	10,516	10,508	10,447	10,428	10,420	10,317	10,271	10,257	10,234	10,173	10,154	10,104	10,116	10,130	10,168	10,145	10,220	10,037	10,013	10,000
C000027715
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,766	11,940	11,828	11,742	11,644	11,495	11,586	11,696	11,718	11,709	11,751	11,474		10,805	10,963	11,283	11,412	11,398	11,310	11,444	11,473	11,238	11,500	11,205	11,181	10,729	10,790	11,162	11,424	11,164	11,310	11,148	11,439	11,723	11,777	12,054	12,049	11,971	11,989	12,078	12,108	12,030	12,012	11,989	11,924	11,884	11,989	11,972	11,938	11,843	11,874	11,879	11,915	11,809	11,791	11,505	11,584	11,797	11,678	11,526	11,501	11,487	11,480	11,558	11,423	11,346	11,302	11,167	11,140	11,005	10,954	10,881	10,763	10,639	10,707	10,758	10,742	10,733	10,733	10,628	10,672	10,635	10,668	10,794	10,706	10,756	10,717	10,772	10,701	10,641	10,668	10,532	10,466	10,439	10,367	10,329	10,243	10,577	10,652	10,679	10,674	10,670	10,537	10,528	10,465	10,450	10,438	10,322	10,275	10,247	10,232	10,168	10,153	10,103	10,114	10,130	10,167	10,142	10,223	10,053	10,019	10,000
C000027733
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,994	12,174	12,065	11,969	11,868	11,709	11,780	11,895	11,902	11,896	11,937	11,657		11,005	11,134	11,452	11,582	11,561	11,479	11,609	11,645	11,402	11,686	11,389	11,356	10,907	10,963	11,344	11,610	11,331	11,468	11,300	11,596	11,911	11,956	12,263	12,264	12,195	12,222	12,309	12,341	12,255	12,246	12,207	12,132	12,093	12,242	12,214	12,172	12,073	12,105	12,100	12,142	11,990	11,955	11,634	11,732	11,981	11,851	11,669	11,637	11,629	11,615	11,705	11,547	11,458	11,415	11,257	11,230	11,090	11,028	10,945	10,803	10,680	10,749	10,818	10,797	10,783	10,780	10,677	10,718	10,683	10,718	10,859	10,757	10,821	10,781	10,844	10,765	10,708	10,738	10,592	10,512	10,482	10,412	10,361	10,272	10,649	10,737	10,765	10,752	10,755	10,597	10,589	10,528	10,499	10,495	10,356	10,293	10,263	10,238	10,161	10,143	10,083	10,106	10,129	10,174	10,135	10,225	10,058	10,017	10,000
C000027731
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 10,975	11,048	10,964	10,875	10,786	10,724	10,661	10,721	10,662	10,693	10,655	10,474		10,314	10,339	10,380	10,347	10,315	10,350	10,373	10,335	10,223	10,296	10,177	10,157	10,077	10,140	10,353	10,469	10,403	10,463	10,409	10,525	10,712	10,772	10,863	10,888	10,896	10,943	10,976	10,994	10,953	10,984	10,967	10,947	10,950	10,989	10,981	10,973	10,957	10,981	10,985	10,976	10,957	10,939	10,924	10,887	10,859	10,754	10,667	10,655	10,667	10,647	10,656	10,562	10,572	10,519	10,428	10,412	10,347	10,336	10,301	10,221	10,185	10,182	10,206	10,166	10,178	10,177	10,137	10,169	10,134	10,145	10,198	10,197	10,224	10,221	10,250	10,214	10,189	10,210	10,180	10,147	10,149	10,132	10,114	10,111	10,192	10,209	10,186	10,206	10,206	10,131	10,144	10,137	10,107	10,113	10,034	10,058	10,081	10,094	10,066	10,065	10,048	10,065	10,065	10,063	10,031	10,072	9,999	10,025	10,000
TAM INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	33,440	32,740	31,981	31,523	30,513	29,141	30,436	29,490	27,979	27,595	26,296		24,050	24,646	25,861	26,322	25,447	23,837	23,726	23,436	22,717	23,271	21,809	23,155	21,967	20,336	22,409	23,304	21,319	23,267	23,303	25,583	24,748	25,446	26,967	25,917	26,269	24,565	25,748	25,023	24,514	23,915	23,802	22,586	21,762	21,150	21,325	20,460	18,305	18,757	19,469	18,137	17,134	16,763	15,923	14,065	16,206	17,649	17,629	17,135	16,511	16,168	15,893	16,189	15,942	14,896	15,910	15,292	15,030	14,538	13,414	14,758	14,464	15,565	15,506	14,990	14,490	14,397	14,038	13,991	14,316	14,861	14,088	13,933	13,520	13,217	12,942	12,901	12,651	12,563	12,405	12,275	12,267	11,810	11,577	11,364	10,933	11,150	11,141	11,127	10,718	10,694	10,510	10,453	9,772	9,776	10,332	10,521	10,486	9,702	9,975	10,613	10,413	10,612	10,475	10,401	10,532	9,957	10,238	10,262	10,000
TAM INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,119	13,211	12,935	12,635	12,454	12,055	11,513	12,024	11,651	11,054	10,902	10,389	9,993
TAM INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	33,440	32,740	31,981	31,523	30,513	29,141	30,436	29,490	27,979	27,595	26,296		24,050	24,646	25,861	26,322	25,447	23,837	23,726	23,436	22,717	23,271	21,809	23,155	21,967	20,336	22,409	23,304	21,319	23,267	23,303	25,583	24,748	25,446	26,967	25,917	26,269	24,565	25,748	25,023	24,514	23,915	23,802	22,586	21,762	21,150	21,325	20,460	18,305	18,757	19,469	18,137	17,134	16,763	15,923	14,065	16,206	17,649	17,629	17,135	16,511	16,168	15,893	16,189	15,942	14,896	15,910	15,292	15,030	14,538	13,414	14,758	14,464	15,565	15,506	14,990	14,490	14,397	14,038	13,991	14,316	14,861	14,088	13,933	13,520	13,217	12,942	12,901	12,651	12,563	12,405	12,275	12,267	11,810	11,577	11,364	10,933	11,150	11,141	11,127	10,718	10,694	10,510	10,453	9,772	9,776	10,332	10,521	10,486	9,702	9,975	10,613	10,413	10,612	10,475	10,401	10,532	9,957	10,238	10,262	10,000
TAM INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	33,440	32,740	31,981	31,523	30,513	29,141	30,436	29,490	27,979	27,595	26,296		24,050	24,646	25,861	26,322	25,447	23,837	23,726	23,436	22,717	23,271	21,809	23,155	21,967	20,336	22,409	23,304	21,319	23,267	23,303	25,583	24,748	25,446	26,967	25,917	26,269	24,565	25,748	25,023	24,514	23,915	23,802	22,586	21,762	21,150	21,325	20,460	18,305	18,757	19,469	18,137	17,134	16,763	15,923	14,065	16,206	17,649	17,629	17,135	16,511	16,168	15,893	16,189	15,942	14,896	15,910	15,292	15,030	14,538	13,414	14,758	14,464	15,565	15,506	14,990	14,490	14,397	14,038	13,991	14,316	14,861	14,088	13,933	13,520	13,217	12,942	12,901	12,651	12,563	12,405	12,275	12,267	11,810	11,577	11,364	10,933	11,150	11,141	11,127	10,718	10,694	10,510	10,453	9,772	9,776	10,332	10,521	10,486	9,702	9,975	10,613	10,413	10,612	10,475	10,401	10,532	9,957	10,238	10,262	10,000
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962		10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,104	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,579	10,517	10,600	10,669	10,601	10,598	10,611	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,687	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,390	10,641	10,723	10,730	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165		11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,837	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,116	10,170	10,141	10,246	10,068	10,017	10,000
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165		11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,837	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,116	10,170	10,141	10,246	10,068	10,017	10,000
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165		11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,837	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,116	10,170	10,141	10,246	10,068	10,017	10,000
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	11,888	11,731	11,564	11,300	11,194	11,008	11,293	11,190	11,350	11,381	10,962		10,487	10,655	10,933	11,003	11,011	11,050	11,172	11,104	10,829	11,117	10,785	10,834	10,450	10,587	11,065	11,387	11,115	11,292	11,220	11,662	11,996	12,131	12,398	12,430	12,393	12,397	12,505	12,529	12,390	12,304	12,264	12,168	12,321	12,502	12,592	12,575	12,453	12,509	12,515	12,617	12,432	12,354	12,297	12,082	12,153	11,938	11,713	11,721	11,727	11,692	11,755	11,458	11,432	11,291	11,094	11,091	10,882	10,888	10,774	10,579	10,517	10,600	10,669	10,601	10,598	10,611	10,536	10,615	10,548	10,649	10,773	10,723	10,737	10,731	10,782	10,687	10,641	10,651	10,570	10,489	10,495	10,425	10,404	10,390	10,641	10,723	10,730	10,742	10,674	10,486	10,483	10,443	10,348	10,275	10,136	10,169	10,196	10,194	10,125	10,140	10,070	10,181	10,206	10,242	10,195	10,292	10,080	10,071	10,000
COMMERCE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,812	44,961	43,722	42,830	43,571	40,819	38,513	40,219	39,523	36,999	36,098	34,568		31,170	31,620	33,439	33,742	32,642	30,553	29,221	28,935	27,084	27,409	25,301	27,398	26,204	24,757	27,423	28,763	25,681	27,890	28,554	32,476	31,253	32,639	35,704	34,964	34,752	31,982	33,879	32,658	31,616	29,750	30,167	28,245	27,768	27,775	27,982	26,751	24,267	25,120	26,360	23,894	22,187	21,261	19,924	17,356	19,249	20,656	20,204	19,613	18,779	18,265	18,262	18,403	17,997	16,840	17,976	17,199	16,723	16,145	14,814	16,207	16,037	17,612	17,514	16,606	16,132	15,978	15,308	15,254	15,684	16,107	15,041	14,925	14,485	13,945	13,766	13,518	13,168	13,203	12,868	12,580	12,437	11,941	11,551	11,410	11,167	11,436	11,394	11,451	10,935	10,978	10,769	10,868	10,181	10,186	10,788	10,949	10,918	10,052	10,307	10,974	10,614	10,804	10,654	10,601	10,723	10,053	10,209	10,317	10,000
COMMERCE INDEX: RUSSELL MIDCAP® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,936	13,100	12,858	12,620	11,901	12,095	11,676	12,320	11,714	11,180	11,384	10,561	$ 9,971
COMMERCE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	28,384	27,469	26,803	26,641	26,204	25,927	27,526	26,883	25,003	25,139	23,367		20,826	21,946	23,070	23,857	23,156	21,495	21,481	21,797	21,501	21,715	19,972	21,248	20,151	18,683	20,416	21,107	18,806	20,325	21,144	23,826	23,450	23,738	27,255	27,160	28,358	26,500	27,849	26,978	26,703	25,004	25,392	24,041	24,509	24,097	24,178	23,071	20,339	20,314	20,603	20,057	18,573	18,148	16,491	14,259	16,758	17,999	17,832	17,626	16,790	16,485	16,675	16,984	16,596	15,507	16,454	15,746	15,536	14,676	13,163	14,477	14,118	15,669	15,736	14,879	14,566	14,510	13,987	14,120	14,143	14,602	13,820	13,746	13,301	12,939	12,583	12,495	12,290	12,253	11,968	11,793	11,728	11,400	11,032	10,994	10,536	10,982	10,988	11,020	10,500	10,501	10,332	10,338	9,650	9,501	10,279	10,516	10,494	9,872	10,269	10,903	10,729	10,905	10,777	10,853	10,823	10,126	10,299	10,329	10,000
COMMERCE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	23,652	23,328	22,719	21,614	21,819	21,149	22,092	21,041	20,292	20,271	19,207		17,860	18,513	19,256	19,790	19,118	17,927	18,646	18,369	18,454	19,129	18,186	18,950	17,836	16,177	17,732	18,276	17,140	18,781	18,423	19,524	18,988	19,211	19,669	18,502	19,178	18,251	18,909	18,541	18,394	18,607	18,183	17,484	16,512	15,571	15,715	15,135	13,340	13,518	13,858	13,308	12,802	12,887	12,460	11,201	13,510	14,959	15,288	14,878	14,432	14,233	13,743	14,159	14,043	13,102	14,003	13,523	13,437	13,021	12,081	13,364	12,977	13,686	13,659	13,460	12,947	12,915	12,839	12,797	13,026	13,679	13,170	12,980	12,595	12,504	12,144	12,287	12,126	11,931	11,943	11,965	12,089	11,669	11,587	11,304	10,693	10,861	10,884	10,801	10,496	10,406	10,247	10,036	9,362	9,364	9,874	10,091	10,053	9,348	9,639	10,249	10,204	10,412	10,289	10,193	10,334	9,857	10,267	10,205	10,000
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,358	12,528	12,421	12,310	12,199	12,035	12,117	12,254	12,255	12,243	12,295	12,051		11,458	11,513	11,801	11,934	11,886	11,793	11,908	11,940	11,702	11,940	11,660	11,599	11,179	11,228	11,606	11,821	11,543	11,652	11,482	11,749	12,094	12,133	12,461	12,441	12,369	12,408	12,491	12,519	12,420	12,403	12,384	12,299	12,236	12,409	12,346	12,282	12,135	12,167	12,157	12,203	12,020	11,944	11,593	11,688	12,069	11,947	11,753	11,714	11,686	11,656	11,758	11,612	11,516	11,468	11,321	11,297	11,158	11,101	11,002	10,874	10,757	10,807	10,871	10,850	10,814	10,797	10,689	10,720	10,693	10,726	10,835	10,736	10,829	10,812	10,867	10,790	10,705	10,750	10,596	10,514	10,494	10,421	10,343	10,234	10,611	10,709	10,749	10,743	10,729	10,586	10,581	10,512	10,500	10,481	10,349	10,289	10,264	10,222	10,143	10,124	10,058	10,059	10,091	10,132	10,109	10,207	10,041	10,012	10,000
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,358	12,528	12,421	12,310	12,199	12,035	12,117	12,254	12,255	12,243	12,295	12,051		11,458	11,513	11,801	11,934	11,886	11,793	11,908	11,940	11,702	11,940	11,660	11,599	11,179	11,228	11,606	11,821	11,543	11,652	11,482	11,749	12,094	12,133	12,461	12,441	12,369	12,408	12,491	12,519	12,420	12,403	12,384	12,299	12,236	12,409	12,346	12,282	12,135	12,167	12,157	12,203	12,020	11,944	11,593	11,688	12,069	11,947	11,753	11,714	11,686	11,656	11,758	11,612	11,516	11,468	11,321	11,297	11,158	11,101	11,002	10,874	10,757	10,807	10,871	10,850	10,814	10,797	10,689	10,720	10,693	10,726	10,835	10,736	10,829	10,812	10,867	10,790	10,705	10,750	10,596	10,514	10,494	10,421	10,343	10,234	10,611	10,709	10,749	10,743	10,729	10,586	10,581	10,512	10,500	10,481	10,349	10,289	10,264	10,222	10,143	10,124	10,058	10,059	10,091	10,132	10,109	10,207	10,041	10,012	10,000
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,358	12,528	12,421	12,310	12,199	12,035	12,117	12,254	12,255	12,243	12,295	12,051		11,458	11,513	11,801	11,934	11,886	11,793	11,908	11,940	11,702	11,940	11,660	11,599	11,179	11,228	11,606	11,821	11,543	11,652	11,482	11,749	12,094	12,133	12,461	12,441	12,369	12,408	12,491	12,519	12,420	12,403	12,384	12,299	12,236	12,409	12,346	12,282	12,135	12,167	12,157	12,203	12,020	11,944	11,593	11,688	12,069	11,947	11,753	11,714	11,686	11,656	11,758	11,612	11,516	11,468	11,321	11,297	11,158	11,101	11,002	10,874	10,757	10,807	10,871	10,850	10,814	10,797	10,689	10,720	10,693	10,726	10,835	10,736	10,829	10,812	10,867	10,790	10,705	10,750	10,596	10,514	10,494	10,421	10,343	10,234	10,611	10,709	10,749	10,743	10,729	10,586	10,581	10,512	10,500	10,481	10,349	10,289	10,264	10,222	10,143	10,124	10,058	10,059	10,091	10,132	10,109	10,207	10,041	10,012	10,000
COMMERCE INDEX: BLOOMBERG U.S. 1-5 YEAR GOVERNMENT BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,385	$ 11,511	$ 11,410	$ 11,298	$ 11,132	$ 11,053	$ 10,954	$ 11,046	$ 11,002	$ 11,085	$ 11,051	$ 10,882		$ 10,719	$ 10,709	$ 10,749	$ 10,720	$ 10,689	$ 10,771	$ 10,829	$ 10,784	$ 10,570	$ 10,703	$ 10,587	$ 10,584	$ 10,468	$ 10,489	$ 10,667	$ 10,814	$ 10,729	$ 10,801	$ 10,730	$ 10,822	$ 11,039	$ 11,092	$ 11,198	$ 11,225	$ 11,224	$ 11,282	$ 11,314	$ 11,323	$ 11,279	$ 11,308	$ 11,286	$ 11,267	$ 11,291	$ 11,329	$ 11,332	$ 11,324	$ 11,316	$ 11,330	$ 11,328	$ 11,334	$ 11,315	$ 11,307	$ 11,290	$ 11,269	$ 11,090	$ 10,958	$ 10,861	$ 10,846	$ 10,858	$ 10,824	$ 10,851	$ 10,723	$ 10,742	$ 10,672	$ 10,564	$ 10,547	$ 10,457	$ 10,453	$ 10,420	$ 10,304	$ 10,254	$ 10,242	$ 10,270	$ 10,226	$ 10,236	$ 10,237	$ 10,187	$ 10,223	$ 10,190	$ 10,204	$ 10,263	$ 10,264	$ 10,294	$ 10,304	$ 10,339	$ 10,303	$ 10,275	$ 10,290	$ 10,266	$ 10,233	$ 10,227	$ 10,212	$ 10,193	$ 10,191	$ 10,289	$ 10,310	$ 10,292	$ 10,324	$ 10,328	$ 10,230	$ 10,245	$ 10,246	$ 10,222	$ 10,198	$ 10,090	$ 10,105	$ 10,135	$ 10,156	$ 10,105	$ 10,105	$ 10,087	$ 10,096	$ 10,087	$ 10,085	$ 10,045	$ 10,092	$ 9,997	$ 10,028	$ 9,999